Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Directors and key management compensation
Short-term employee benefits	€ 27	€ 23	€ 27
Share-based payments	30	35	30
Total	€ 57	€ 58	€ 57